Accounts and Notes Receivables, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounts and Notes Receivables, Net [Abstract]
Accounts and notes receivables, net

5. Accounts and notes receivables, net

Accounts and notes receivables consist of the following:

	December 31, 2023	June 30, 2024
	RMB	RMB
		(Unaudited)
Notes receivable	242	1,109
Accounts receivable	60,668	45,619
Less: allowance for doubtful accounts	(32,019)	(30,416)
Accounts receivable, net	28,891	16,312

The Group recognized the allowance for doubtful accounts of RMB1,840 and reversed the allowance for doubtful accounts of RMB1,603 for the six months ended June 30, 2023 and 2024, respectively. The Group recognized the write-off for doubtful accounts of RMB770 and nil for the six months ended June 30, 2023 and 2024, respectively.

5. Accounts and notes receivables, net

Accounts and notes receivables are consisted of the following:

	December 31, 2022	December 31, 2023
	RMB	RMB
Notes receivable	505	242
Accounts receivable	80,845	60,668
Less: allowance for doubtful accounts	(31,381)	(32,019)
Accounts receivable, net	49,969	28,891

The following table sets out movements of the allowance for doubtful accounts for the years ended December 31, 2021, 2022 and 2023:

	December 31, 2021	December 31, 2022	December 31, 2023
	RMB	RMB	RMB
Balance at the beginning of the year	23,298	34,969	31,381
Additions/(reversal)	11,671	(892)	1,408
Write-off	—	(2,696)	(770)
Balance at the end of the year	34,969	31,381	32,019